Insurance Coverage (Details) - 12 months ended Dec. 31, 2024 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Insurance Coverage [Abstract]
Insurance coverage for operational risks, maximum indemnity	$ 1,000,000	R$ 6,192,300
Insurance coverage for civil general liabilities, maximum indemnity	20,000	123,846
Domestic transportation insurance policy, maximum indemnity		60,000
Intentional transportation insurance policy, maximum indemnity	$ 75,000	R$ 464,423